ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ACQUIRED INTANGIBLE ASSETS, NET
Total intangible assets	$ 18,155	$ 12,489
Less: Accumulated amortization	(8,863)	(6,848)
Less: Accumulated impairment	(655)	(637)
Intangible assets, net	8,637	5,004
Additional disclosure
Amortization expense for acquired intangible assets	1,823	1,932	1,778
Estimated amortization expense relating to the existing intangible assets with finite lives
Year 2014	3,995
Year 2015	2,277
Year 2016	848
Year 2017	500
Year 2018 and thereafter	470
Total	8,090
Impairment loss for the intangible assets	0	0	19
Customer relationship
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	4,116	3,999
Less: Accumulated amortization	(3,387)	(2,878)
Less: Accumulated impairment	(117)	(114)
Operating licenses
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	1,034	1,004
Less: Accumulated amortization	(537)	(516)
Less: Accumulated impairment	(492)	(478)
Complete technology
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	5,524	2,938
Less: Accumulated amortization	(2,204)	(1,611)
Contract backlog
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	311	302
Less: Accumulated amortization	(311)	(302)
Non-compete agreement
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	1,383	275
Less: Accumulated amortization	(289)	(250)
Less: Accumulated impairment	(9)	(9)
Content copyright
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	21	20
Less: Accumulated amortization	(21)	(20)
Partnership agreement
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	3,482	3,384
Less: Accumulated amortization	(2,035)	(1,271)
Complete applications
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	1,700
Less: Accumulated amortization	(79)
Domain name
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets not subject to amortization	584	567
Less: Accumulated impairment	$ (37)	$ (36)